Debt - Schedule of Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified									12 Months Ended
	Jun. 28, 2014 Senior Notes [Member]	Jan. 17, 2014 Senior Notes [Member]	Dec. 28, 2013 Senior Notes [Member]	Dec. 29, 2012 Senior Notes [Member]	Jan. 31, 2012 Senior Notes [Member]	Jun. 28, 2014 Senior Secured Credit Facility [Member]	Dec. 28, 2013 Senior Secured Credit Facility [Member]	Dec. 29, 2012 Senior Secured Credit Facility [Member]	Dec. 28, 2013 Senior Secured Credit Facility, Revolver [Member]	Dec. 29, 2012 Senior Secured Credit Facility, Revolver [Member]	Jan. 31, 2012 Senior Secured Credit Facility, Revolver [Member]	Jun. 28, 2014 Credit Facility [Member]	Dec. 28, 2013 Credit Facility [Member]
Debt Instrument [Line Items]
Revolving senior secured credit facility due date									2017	2017
Long-term debt, face value	$ 510.0	$ 260.0	$ 250.0	$ 250.0	$ 250.0	$ 422.0	$ 419.9	$ 419.9			$ 150.0	$ 417.8	$ 417.8
Original issuance discount	$ 17.3		$ 4.0	$ 4.7			$ 2.9	$ 3.5				$ 2.6	$ 2.9